Inventories (Schedule of inventories) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials		$ 1,722	$ 1,444
Finished goods	[1]	2,371	1,248
Inventories		4,093	2,692
Inventory write-down		$ 432	$ 216

[1]	Finished goods are net of a write-off of $432 and $216 as of December 31,2025 and 2024, respectively.